Long-Term Investments (Details) - Schedule of Movement of Equity Method Investment - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Movement of Equity Method Investment [Abstract]
Beginning balance	$ 2,040	$ 2,142	$ 2,024
Ending balance	1,913	2,040	2,142
Share of income in equity method investee	19	82	70
Dividend received	(114)
Exchange rate effect	$ (32)	$ (184)	$ 48